JD Finance reorganization	12 Months Ended
Dec. 31, 2017
JD Finance reorganization
JD Finance reorganization

6.JD Finance reorganization

In the first half of 2017, the Group entered into a series of definitive agreements relating to the reorganization of JD Finance. Pursuant to the definitive agreements, the Group disposed of all its equity stake of 68.6% in JD Finance so that it holds neither legal ownership nor effective control of JD Finance, received RMB14.3 billion in cash and is entitled to a royalty and software technical services fee of 40% of the future pre-tax profit of JD Finance when JD Finance has a positive pre-tax income on a cumulative basis. In addition, the Group would be able to convert its profit sharing right with respect to JD Finance into 40% of JD Finance’s equity interest, subject to applicable regulatory approvals. Mr. Richard Qiangdong Liu, the Group’s Chairman of the Board and Chief Executive Officer, also participated in the reorganization of JD Finance, and purchased an equity stake of JD Finance at the same price as third-party investors and pursuant to the same set of definitive agreements. Mr. Richard Qiangdong Liu also obtained majority voting rights in JD Finance through his equity stake and act-in-concert arrangement with other investors and ESOP participants. The transaction was completed by June 30, 2017 and all of the cash consideration was received in 2017.

Because the Group is entitled to a royalty and software technical services fee of 40% of the future pre-tax profit of JD Finance when JD Finance has a positive pre-tax income on a cumulative basis, and therefore the Group is considered to have a variable interest in JD Finance even though the Group has no equity interest in JD Finance. As the Group shares a large portion of JD Finance’s expected residual returns, it limits the right of holders of the equity investment at risk to receive JD Finance’s expected residual returns, hence, JD Finance is a VIE.

Mr. Richard Qiangdong Liu holds a minority equity stake in JD Finance, and obtains majority voting rights in JD Finance through his equity stake and voting arrangements, possesses the power to direct the activities of JD Finance that would most significantly impact its economic performance, and also exposes to benefits and losses of JD Finance. As a result, JD Finance is an unconsolidated VIE of the Group as the Group is not considered the primary beneficiary of JD Finance.

Hence upon the completion of the transaction on June 30, 2017, JD Finance was deconsolidated from the Group as a result of the reorganization. The Group and JD Finance are both controlled by Mr. Richard Qiangdong Liu before and after the transaction, so the disposal of JD Finance was achieved through an under the common control transaction, accordingly, the gain of RMB14,193,481 from the disposal of JD Finance was recorded in equity account as additional paid-in capital. The gain represented the excess of cash consideration, net of taxes, over the net carrying value of the disposed equity stake in JD Finance.

The disposal of JD Finance has met the discontinued operation criteria. However, given the facts that the disposal is achieved through an under common control transaction, and therefore the held-for-sale and discontinued operation presentation can only be adopted upon the disposal date, which is June 30, 2017.

The Group has classified the historical financial results of JD Finance as discontinued operations in the Group’s Consolidated Statements of Operations and Comprehensive Income (Loss) for all periods presented prior to July 1, 2017. Additionally, the related assets and liabilities associated with discontinued operations in the prior year consolidated balance sheets were classified as assets/liabilities held for sale to provide the comparable financial information.

The following tables set forth the assets, liabilities, redeemable non-controlling interests, results of operations and cash flows of discontinued operations, which were included in the Group’s consolidated financial statements:

As of December 31, 2016
RMB
ASSETS
Current assets
Cash and cash equivalents	4,204,659
Restricted cash	2,098,315
Accounts receivable, net	1,323,401
Advance to suppliers	1,166,619
Loan receivables, net	8,681,592
Other investments (*)	10,766,920
Other current assets	1,577,213
Elimination adjustments (**)	(7,664,225)

Total current assets held for sale	22,154,494
Non-current assets
Other investments (*)	6,997,425
Other non-current assets	2,231,186
Elimination adjustments (**)	(1,896,200)

Total non-current assets held for sale	7,332,411

Total assets held for sale	29,486,905

Current liabilities
Short-term borrowings	6,455,031
Nonrecourse securitization debt	158,112
Other current liabilities	17,144,259

Total current liabilities held for sale	23,757,402
Non-current liabilities
Nonrecourse securitization debt	1,759,238
Other non-current liabilities	52,374

Total non-current liabilities held for sale	1,811,612

Total liabilities held for sale	25,569,014

Redeemable non-controlling interests held for sale	7,056,921

(*) Other investments represent various financial products with variable interest rates or principal non-guaranteed purchased by JD Finance from financial institutions, which are referred to as the issuers, such as commercial banks, insurance companies and trust companies. The underlying assets of the financial products mainly include debt securities, equity securities and loan receivables, and the interest generated from the financial products depends on the performance of the underlying assets. The issuers of these products generally attempt to maintain a relatively fixed “expected” interest rate throughout the terms of such structured products. The financial products are used by JD Finance as underlying assets in designing new financial products that it will in turn offer to third-party investors. These redesigned financial products to be resold to third-party investors have relatively lower yield rates such that JD Finance will earn yield differentials.

(**) The intra-group transactions should be eliminated in full as normal. As the Group will continue provide the financial support to JD Finance, therefore, the elimination entries were recorded in discontinued operations/held for sales assets/liabilities.

	For the year ended December 31,
	2015	2016	2017(***)
	RMB	RMB	RMB
Net revenues	233,125	1,831,698	2,392,903
Operating expenses	(1,346,212)	(2,724,942)	(2,067,622)

Income/(Loss) from operations of discontinued operations	(1,113,087)	(893,244)	325,281
Other expenses	(262,709)	(459,079)	(316,245)

Income/(Loss) from discontinued operations before tax	(1,375,796)	(1,352,323)	9,036
Income tax expenses	(384)	(13,109)	(2,121)

Net income/(loss) from discontinued operations, net of tax	(1,376,180)	(1,365,432)	6,915

Net loss from discontinued operations attributable to non-controlling interests shareholders	—	(3,743)	(5,030)
Net income from discontinued operations attributable to mezzanine classified non-controlling interests shareholders	—	444,657	281,021

Net loss from discontinued operations attributable to ordinary shareholders	(1,376,180)	(1,806,346)	(269,076)

	For the year ended December 31,
	2015	2016	2017(***)
	RMB	RMB	RMB
Net cash used in discontinued operating activities	(1,341,346)	(1,226,526)	(2,485,741)
Net cash provided by/(used in) discontinued investing activities	2,018,461	(30,510,335)	(15,772,856)
Net cash provided by discontinued financing activities	865,542	32,050,146	14,054,620

(***) Included financial results of discontinued operations from January 1, 2017 to June 30, 2017.

There were no profit sharing payments recognized in the Group’s consolidated financial statements after the JD Finance reorganization as JD Finance was in a loss position on a cumulative basis.

According to the JD Finance reorganization arrangements, upon certain redemption events of JD Finance, and on the premise that JD Finance is the first obligator, the Group and Suqian Dongtai Jinrong Investment Management Center, an entity controlled by Mr. Richard Qiangdong Liu, further has the obligation to make up the remaining gap (if any) of the redemption price to the shareholders of JD Finance when all other means are exhausted, and such amount the Group needs to pay will be capped by the proceeds from the sale of the Group’s shares of JD Finance if the Group becomes a shareholder of JD Finance or the liquidity payment the Group would receive upon the liquidity events. As the Group and JD Finance are under common control of Mr. Richard Qiangdong Liu, the Group is therefore exempted from recording a guarantee liability in its consolidated financial statements. Based on the Group’s assessment, the chance to settle the guarantee obligation by the Group is remote as of December 31, 2017.

As disclosed above, the Group’s exposure to pay the redemption price is limited to the proceeds from the sales of the Group’s shares of JD Finance or the liquidity event payment the Group received upon the certain liquidity events. And the Group’s maximum exposure to loss as a result of its involvement with JD Finance relates to net amounts due from JD Finance were RMB9,560,426 and RMB12,076,035 as of December 31, 2016 and 2017, respectively (Note 28).